Description of Business and Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle		$ 34
Deferred tax assets, valuation allowance	$ 69,320	73,939
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle		34
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets		2,300
Deferred tax assets, valuation allowance		2,300
Accounting Standards Update 2016-09 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle		$ 34